575 Madison Avenue
New York, NY 10022-2585
212.940.8800 tel
212.940.8776 fax

PETER J. SHEA
peter.shea@kattenlaw.com
212.940.6447 direct
704.344.3195 fax

May 11, 2010

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

ETFS Gold Trust
Post-Effective Amendment No. 1 to Registration on Form S-1
Registration No.: 333-158221

Dear Ladies and Gentlemen:

     On behalf of the ETFS Gold Trust (the “Trust”) sponsored by our client, ETF Securities USA LLC, and together with this correspondence, we are filing pursuant to the Securities Act of 1933 Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form S-1 (the “Registration Statement”).

     The Amendment is being filed to add and update certain information contained in the Registration Statement. Blacklined copies of the Amendment that have been marked to show changes since Pre-Effective Amendment No. 3 to the Registration Statement was filed on September 2, 2009 are being sent to the staff of the Securities and Exchange Commission under separate cover.

     All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

Securities and Exchange Commission
May 11, 2010

     Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or the Amendment.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

Enclosures

cc (w/enclosures):	Mr. H. Roger Schwall
Ms. Tracey L. McNeil
Mr. Graham Tuckwell
Mr. Tom Quigley
Mr. Gregory Xethalis